Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The gains/(losses), by hedge designation, recorded in income for the years ended December 31 were as follows (in millions):

	2014	2015	2016
Fair value hedges
Interest rate contracts
Net interest settlements and accruals excluded from the assessment of hedge effectiveness	$304	$370	$367
Ineffectiveness (a)	20	3	4
Derivatives not designated as hedging instruments
Interest rate contracts	(41)	(58)	(9)
Foreign currency exchange contracts (b)	68	66	179
Cross-currency interest rate swap contracts	161	100	398
Total	$512	$481	$939
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(a)
For 2014, 2015, and 2016, hedge ineffectiveness reflects the net change in fair value on derivatives of $407 million gain, $72 million gain, and $120 million loss, respectively, and change in value on hedged debt attributable to the change in benchmark interest rates of $387 million loss, $69 million loss, and $124 million gain, respectively.

(b)
The gains related to forward contracts between Ford Credit and an affiliated company were $68 million, $66 million, and $210 million for the years ended December 31, 2014, 2015, and 2016, respectively.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The fair value of our derivative instruments and the associated notional amounts, presented gross, at December 31 were as follows (in millions):

	2015			2016
	Notional	Fair Value of Assets	Fair Value of Liabilities	Notional	Fair Value of Assets	Fair Value of Liabilities
Fair value hedges
Interest rate contracts	$28,964	$670	$16	$33,175	$487	$80
Derivatives not designated as hedging instruments
Interest rate contracts	62,638	159	112	61,689	156	74
Foreign currency exchange contracts (a)	1,713	22	4	1,791	24	4
Cross-currency interest rate swap contracts	3,137	73	111	3,201	242	8
Total derivative financial instruments, gross (b) (c)	$96,452	924	243	$99,856	909	166
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(a)	Includes forward contracts between Ford Credit and an affiliated company.

(b)	As of December 31, 2015 and 2016, the net obligation to return cash collateral was $0 and $3 million, respectively.

(c)
At December 31, 2015 and 2016, the fair value of derivative assets and liabilities available for counterparty netting was $167 million and $113 million, respectively. All derivatives are categorized within Level 2 of the fair value hierarchy.